Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2022
Cash flows from operating activities
Profit for the year		$ 4,166	$ 4,479	[1],[2]	$ 4,410	[2],[3]
Taxation		1,294	1,163	[2],[3]	1,398	[2],[3]
Share of after tax results of associates and joint ventures		(414)	(443)	[2],[3]	(555)	[2],[3]
Net finance charges		885	712	[3]	556	[3]
Non-operating items		70	(364)	[2],[3]	88	[2],[3]
Operating profit		6,001	5,547	[2],[3]	5,897	[2],[3]
Increase in inventories		(156)	(810)	[3]	(984)	[3]
(Increase)/decrease in trade and other receivables		(66)	142	[3]	(502)	[3]
(Decrease)/increase in trade and other payables and provisions		(546)	(746)	[3]	1,245	[3]
Net increase in working capital		(768)	(1,414)	[3]	(241)	[3]
Depreciation, amortisation and impairment		493	1,297	[3]	1,064	[3]
Dividends received		269	271	[3]	238	[3]
Post-employment payments less amounts included in operating profit		(18)	(31)	[3]	(119)	[3]
Other items		88	74	[3]	70	[3]
Adjustments to reconcile profit (loss), Total		832	1,611	[3]	1,253	[3]
Cash generated from operations		6,065	5,744	[3]	6,909	[3]
Interest received		156	157	[3]	146	[3]
Interest paid		(1,017)	(822)	[3]	(582)	[3]
Taxation paid		(1,099)	(1,443)	[3]	(1,260)	[3]
Interest and income taxes paid (received), classified as operating activities		(1,960)	(2,108)	[3]	(1,696)	[3]
Net cash inflow from operating activities		4,105	3,636	[3]	5,213	[3]
Cash flows from investing activities
Disposal of property, plant and equipment and computer software		14	16	[3]	23	[3]
Purchase of property, plant and equipment and computer software		(1,510)	(1,417)	[3]	(1,457)	[3]
Movements in loans and other investments		(47)	(68)	[3]	(96)	[3]
Sale of businesses and brands		87	559	[3]	102	[3]
Acquisition of subsidiaries		(6)	(404)	[3]	(278)	[3]
Investments in associates and joint ventures		(133)	(112)	[3]	(86)	[3]
Net cash outflow from investing activities		(1,595)	(1,426)	[3]	(1,792)	[3]
Cash flows from financing activities
Share buyback programme		(987)	(1,673)	[3]	(2,985)	[3]
Net sale of own shares for share schemes		21	36	[3]	24	[3]
Purchase of treasury shares in respect of subsidiaries		(10)	0	[3]	(20)	[3]
Dividends paid to non-controlling interests		(117)	(117)	[3]	(108)	[3]
Proceeds from bonds		2,225	2,537	[3]	2,971	[3]
Repayment of bonds		(1,667)	(1,650)	[3]	(2,060)	[3]
Purchase of shares of non-controlling interests		(223)	(178)	[3]	0	[3]
Cash inflow from other borrowings		387	521	[3]	667	[3]
Cash outflow from other borrowings		(493)	(452)	[3]	(562)	[3]
Equity dividends paid		(2,242)	(2,065)	[3]	(2,300)	[3]
Net cash outflow from financing activities		(3,106)	(3,041)	[3]	(4,373)	[3]
Net decrease in net cash and cash equivalents		(596)	(831)	[3]	(952)	[3]
Exchange differences		(33)	(76)	[3]	(38)	[3]
Reclassification to assets held for sale		(30)	0	[3]	0	[3]
Net cash and cash equivalents at beginning of the year	[3]	1,768	2,675		3,665
Net cash and cash equivalents at end of the year		1,109	1,768	[3]	2,675	[3]
Net cash and cash equivalents consist of:
Cash and cash equivalents		1,130	1,813	[3],[4]	2,765	[3],[4]
Bank overdrafts		$ (21)	$ (45)	[3]	$ (90)	[3]

[1]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[2]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[3]	(1) See pages 238-240 for an explanation under Accounting information and policies.
[4]	(1) See pages 238-240 for an explanation under Accounting information and policies.